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                                 SchwabFunds(R)
                             101 Montgomery Street
                            San Francisco, CA 94104

                                  May 1, 1998


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   The Charles Schwab Family of Funds
      ----------------------------------
           Schwab California Municipal Money Fund - Sweep Shares
           Schwab California Municipal Money Fund - Value Advantage Shares Schwab Institutional Advantage Money Fund
           Schwab Money Market Fund - Sweep Shares
           Schwab Municipal Money Fund - Sweep Shares
           Schwab Municipal Money Fund - Value Advantage Shares
           Schwab New York Municipal Money Fund - Sweep Shares
           Schwab New York Municipal Money Fund - Value Advantage Shares Schwab Retirement Money Fund
           Schwab U.S. Treasury Money Fund
           Schwab Value Advantage Money Fund - Sweep Shares
           Schwab Value Advantage Money Fund - Investor Shares

      File Nos. 33-31894 and 811-5954
      -------------------------------

      Post-Effective Amendment No. 35
      -------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses, dated April 30, 1998, for the above-named Funds do not differ from the prospectuses in the most recently electronically filed Post-Effective Amendment No. 35. Also pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Statements of Additional Information (SAIs), dated April 30, 1998, for the above-named Funds do not differ from the SAIs in the most recently electronically filed Post-Effective Amendment No. 35.


Sincerely,

/s/ Amy L. Mauk

Amy L. Mauk
Corporate Counsel
Charles Schwab Investment Management, Inc.